Leases - Other (Details)	12 Months Ended
Dec. 31, 2024
Leases
Renewal term	5 years
Lessee, Operating Lease, Existence of Option to Extend [true false]	true
Lessee, Finance Lease, Discount Rate	6.50%
Lessee Operating Lease Discount Rate	15.20%